Supplemental Disclosures of Cash Flows Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule Of non-cash financing and investing activities
September 30, 2012		September 30, 2011
Stock-based compensation accrual impact, net	$(115)	$(211,614)
Change in unrealized gain on available-for-sale securities	-	18,502
Transfer of investment in leased property to inventory	-	263,239
Transfer of assets held for sale to inventory	-	1,000,000